Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Schedule of freight revenues are disaggregated geographically by trade zone, reflecting the Group's service, provided throughout its global network
Freight revenues are disaggregated geographically by trade zone, reflecting the Group’s service, provided throughout its global network, as follows:
	2022	2021	2020
	US $ in millions
Freight revenues from containerized cargo:
Pacific	5,504.2	5,278.8	1,860.6
Cross-Suez	1,528.5	1,254.2	392.7
Atlantic	1,231.3	960.8	577.4
Intra-Asia	1,945.9	1,714.6	453.1
Latin America	742.3	490.3	208.4
	10,952.2	9,698.7	3,492.2

Other revenues (*)	1,609.4	1,030.0	499.5
	12,561.6	10,728.7	3,991.7
(*) Mainly related to demurrage, value-added services and non-containerized cargo.